Share-based compensation (Tables)	9 Months Ended
Sep. 30, 2024
Stock appreciation rights
Share-based compensation
Schedule of changes in the Stocks

Changes in the SARs for the nine months ended September 30, 2024 are set forth below in full numbers:

		Weighted average
	No. of SARs	exercise price
Balance as of January 1, 2024	176,360	$4.28
SARs granted during the nine months ended September 30, 2024	—	—
SARs exercised during the nine months ended September 30, 2024	(176,360)	$(4.28)
Balance as of September 30, 2024 (none of which are exercisable or convertible)	-	$-

Restricted stock units
Share-based compensation
Schedule of changes in the Stocks

Changes in the RSUs for the nine months ended September 30, 2024 are set forth below:

		Weighted average
		fair value at grant
	No. of RSUs	date
Balance as of January 1, 2024	716,452	$8.65
RSUs granted during the nine months ended September 30, 2024	182,069	$17.97
RSUs vested during the nine months ended September 30, 2024	(531,753)	$(8.34)
RSUs forfeited during the nine months ended September 30, 2024	—	—
Balance as of September 30, 2024 (none of which are vested)	366,768	$13.73

Schedule of cost related to non-vested awards expected to be recognized

The total cost related to non-vested RSU awards expected to be recognized through 2027 is set forth below in thousands of U.S. Dollars:

Period	TOTAL
2024(1)	$660
2025	1,929
2026	842
2027	122
$3,553
(1)	Three-month period ending December 31, 2024